Sales of Future Receipts (Details) - USD ($)								12 Months Ended
	Jan. 21, 2024	Dec. 06, 2023	Dec. 05, 2023	Oct. 11, 2023	Jan. 19, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2023
Sale Of Future Receipt Abstract
Sale of future receipts amount				$ 1,152,000
Received amount		$ 677,142		760,000
Payment amount				800,000						$ 41,142.86
Net of transaction fee				40,000
Payable in equal weekly payment				$ 41,142.86
Accruing interest percentage per week				3.10%
Future rate				15.00%
Total payment			$ 329,142
Remaining balance		822,858
Transaction fees								$ 392,000
Purchaser amount		2,268,000
Net payment		752,142
Transaction fees	$ 120,000	75,000
Remaining balance amount		822,858
Payment from new agreement		752,142
Total principal amount		1,575,000
Repayments		1,575,000
Repayment per week		$ 81,000
Interest rate		3.10%
Total repayment		$ 2,268,000
Future sales percentage		15.00%
Payment of agreement		$ 203,143
Principal amount		64,001
Interest amount		139,142
Outstanding principal amount		1,435,999
Accrued interest amount		$ 31,900
Grant rate					3.62%	4.08%	0.67%	15.00%	0.50%